Related Party Transactions and Licensing / Research Agreements:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party  Transactions and Licensing / Research Agreements:

Two directors of the Company, James Gottlieb and William Singer, are also directors of BRNI. One of those directors, Mr. Singer, is the president of BRNI. BRNI is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 40.8% of the Company's outstanding common stock as of September 30, 2014.

Effective October 31, 2012, the Company executed a Technology License and Services Agreement with BRNI, a related party, and NRV II, LLC, another affiliate of BRNI (the “BRNI License Agreement”). Under the terms of the BRNI License Agreement, BRNI provides research services and granted the Company the exclusive and nontransferable license right to certain patent and intellectual property which became effective upon the Company's completion of a Series A Preferred Stock financing generating net proceeds to the Company of at least $8,000,000 on February 28, 2013. The BRNI License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain.

The research services provided under the BRNI License Agreement commenced on April 2, 2012. The BRNI License Agreement requires the Company to reimburse BRNI for services rendered (the “Services Reimbursement”) on a pro-rated, 30-month basis, with respect to the period of time elapsed from April 2, 2012 through the date of the Series A Preferred Stock financing on February 28, 2013. BRNI invoiced the Company $1,198,696 for Services Reimbursements through December 31, 2012 and an additional $266,666 from January 1, 2013 to February 28, 2013.

After the initial Series A Preferred Stock financing, the BRNI License Agreement requires the Company to enter into scope of work agreements with BRNI as the preferred service provider, for any research and development services or other related scientific assistance and support services. The Company is not permitted to engage any other person other than BRNI to perform research or development services or other related scientific assistance without prior written consent of BRNI, except under certain circumstances. BRNI and Neurotrope may agree to have a third party provide services identical or similar to such services to Neurotrope in the case where BRNI is demonstrably unable to do so or such third party is demonstrably in a superior position to do so.

In addition to the fees under the Services Reimbursement and scope of work agreements, the BRNI License Agreement requires the Company to pay BRNI a “Fixed Research Fee,” commencing the date that the Company completes a Series B Preferred Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The fixed research fee is (a) a pro-rata amount of $1,000,000 in the year the Company completes such financing (b) $1,000,000 per year for five calendar years subsequent to such financing and (c) an annual fixed research fee in an amount to be negotiated and agreed upon no later than 90 days prior to the end of the fifth calendar year following the completion of such financing to be paid with respect to each remaining calendar year during the term of the BRNI License Agreement. The Company had not completed this Series B Financing at September 30, 2014 (see Note 9) and, accordingly, no such fee was due as of that date.

The BRNI License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the BRNI License Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Preferred Stock financings or any subsequent rounds of financing prior to a public offering, less commissions. On March 25, 2013, the Company prepaid $409,549 in royalties under the BRNI License Agreement and paid the remainder due of $60,349 in July 2013 relating to the May 7, 2013 Series A Preferred Stock financing. On August 29, 2013, the Company paid $520,252 in prepaid royalties relating to the August 23, 2013 Series A Preferred Stock financing. On October 4, 2013, the Company paid $48,600 in prepaid royalties relating to the Series A Preferred Stock financing. These royalties are expensed in “general and administrative expenses – related party” in the statement of operations.

On August 21, 2013, the Company and BRNI amended the BRNI License Agreement to clarify certain provisions.

Effective August 28, 2013, the Company signed a statement of work (“SOW”) with BRNI pursuant to the BRNI License Agreement for the further development of its Alzheimer’s disease (“AD”) diagnostic product. Pursuant to the SOW, the Company paid BRNI a total of $1,645,470 in 12 equal monthly installments of $137,123, payable on the first business day of each month. These payments are for operating expenses associated with BRNI’s diagnostic laboratories. Operating expenses that are incurred in excess of this total amount are the responsibility of BRNI unless prior approval is obtained from the Company. The SOW may be extended if BRNI provides the Company with two months advanced notice that the SOW objectives are not met within the initial 12 month period. As of September 30, 2014, BRNI did provide the Company with the requisite notice to extend the term of the SOW and the parties are in negotiation regarding the terms of such extension. Effective November 13, 2013, the Company agreed to another SOW with BRNI pursuant to its licensing agreement (Noted Above) in which the Company has contracted for the further development of its AD therapeutic product. Pursuant to this SOW, the Company paid BRNI $251,939 for related personnel and research services. The Company has expensed this entire amount in the year ended December 31, 2013. No additional expense relating to this SOW was incurred during the nine months ended September 30, 2014.

On March 12, 2014, the Company signed another SOW with BRNI to continue pre-clinical activities relating to the commercialization of the Company’s therapeutic product. The Company paid BRNI the entire total pursuant to this SOW of approximately $465,000 for these services during the nine months ended September 30, 2014.

Note 4 – Related Party Transactions:

The Company incurred consulting fees of $41,667 to its President during the period from January 1, 2013 to February 28, 2013 (see Note 3).

One director of the Company, until November 8, 2013, is also a director of BRNI. A second director of the Company is both the president and a director of BRNI. Both of these current and former directors are stockholders of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”) that owns 41.5% of the Company's outstanding common stock.

Effective October 31, 2012, the Company executed a Technology License and Services Agreement with BRNI, a related party, and two entities affiliated with BRNI (the “Agreement”). Under the terms of the Agreement, BRNI provides research services and grants the Company the exclusive and nontransferable license right to certain patent and intellectual property which became effective upon the Company's completion of a Series A Preferred Stock financing generating net proceeds to the Company of at least $8,000,000 on February 28, 2013. The Agreement terminates on the latter of the date (i) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (ii) the last of the intellectual property enters the public domain.

The research services provided under the Agreement commenced on April 2, 2012. The Agreement requires the Company to reimburse BRNI for services rendered (the “Services Reimbursement”) on a pro-rated, thirty month basis, with respect to the period of time elapsed from April 2, 2012 through the date of the Series A Preferred Stock financing on February 28, 2013. BRNI invoiced the Company $1,198,696 for service reimbursements through December 31, 2012 and an additional $266,666 from January 1, 2013 to February 28, 2013.

The Agreement may require the Company to enter into scope of work agreements with BRNI. The Company shall not engage any other person other than BRNI to perform research or development services or other related scientific assistance without prior written consent of BRNI with such consent not unreasonably withheld. BRNI and Neurotrope may agree to have a third party provide services identical or similar to such services to Neurotrope in the case where BRNI is demonstrably unable to do so or such third party is demonstrably in a superior position to do so.

In addition to the fees under the services reimbursement and scope of work agreements, the Agreement requires the Company to pay BRNI a “Fixed Research Fee”, commencing the date that the Company completes a Series B Preferred Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The fixed research fee is (i) a pro- rata amount of $1,000,000 in the year the Company completes such financing (ii) $1,000,000 per year for five calendar years subsequent to such financing and (iii) an annual fixed research fee in an amount to be negotiated and agreed upon no later than 90 days prior to the end of the fifth calendar year following the completion of such financing to be paid with respect to each remaining calendar year during the term of the Agreement. The Company had not completed this Series B Financing at December 31, 2013 (see Note 7) and, accordingly, no such fee was due as of that date.

The Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Preferred Stock financings or any subsequent rounds of financing prior to a public offering, less commissions. On March 25, 2013, the Company prepaid $409,549 in royalties under the Agreement and paid the remainder due of $60,349 in July 2013 relating to the May 7, 2013 Series A preferred stock financing. On August 29, 2013, the Company paid $520,252 in prepaid royalties relating to the August 23, 2013 Series A preferred stock financing. On October 4, 2013, the Company paid $48,600 in prepaid royalties relating to the Series A preferred stock financing. These royalties are expensed in “general and administrative expenses – related party” in the statement of operations.

On August 21, 2013, the Company and BRNI amended the Agreement to clarify certain provisions.

On August 22, 2013, the Board of Directors agreed to compensate its Chairman $9,000 per month for ongoing services to the Company relating to product development and negotiation of agreements with BRNI and outside contractors and consultants.

Effective August 28, 2013, the Company signed a statement of work (“SOW”) with BRNI pursuant to its licensing agreement (noted above) whereby the Company has contracted for the further development of its AD diagnostic product. Pursuant to the SOW, the Company is obligated to pay BRNI a total of $1,645,470 in 12 equal monthly installments of $137,123, payable on the first business day of each month. These payments are for operating expenses associated with BRNI’s diagnostic laboratories. Operating expenses that are incurred in excess of this total amount are the responsibility of BRNI unless prior approval is obtained from the Company. The SOW may be extended if BRNI provides the Company with two months advanced notice that the SOW objectives are not met within the initial 12 month period. The Company will agree to continue funding the SOW at the same monthly rate for a period not to exceed an additional six (6) months to conclude the first anticipated clinical trial for the AD diagnostic product. In addition, the Company has agreed to pay an estimated $877,300 in external costs to complete the first clinical trial.

Effective November 13, 2013, the Company agreed to an SOW with BRNI pursuant to its licensing agreement (noted above) whereby the Company has contracted for the further development of its AD therapeutic product. Pursuant to the SOW, the Company paid BRNI $251,939 for related personnel and research services. The Company has expensed this entire amount in year ended December 31, 2013.